Pension and Savings Plans (Details 1) - Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss (gain) arising during year	$ 79.2	$ (133.8)	$ 67.6
Prior service cost arising during year	0.0	2.2	0.0
Amortization:
Net actuarial loss	(30.2)	(65.7)	(48.6)
Prior service cost	(1.3)	(1.0)	(1.0)
Settlement Charge	8.7	0.0	0.0
Total recorded in other comprehensive loss (income)	$ 39.0	$ (198.3)	$ 18.0